Loans and advances to clients (Details 11) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross Investment In Lease Transactions [Abstract]
Overdue	R$ 4,817	R$ 11,412	R$ 16,051
Due to:
Up to 1 year	975,183	1,057,023	1,207,473
From 1 to 5 years	1,160,986	1,101,104	1,190,844
Over 5 years	1,071	2,177	4,079
Total	R$ 2,142,057	R$ 2,171,716	R$ 2,418,447